INTANGIBLE ASSETS—NET - Expected Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 56,675
2024	56,675
2025	56,675
2026	56,675
2027	53,350
Thereafter	359,115
Net Carrying Amount	$ 639,165	$ 79,574